SUPPLEMENT DATED NOVEMBER 9, 2001
        TO THE PROSPECTUS DATED FEBRUARY 1, 2001
               SUMMIT MUTUAL FUNDS, INC.


     Effective November 9, 2001, the prospectus for Summit
Mutual Funds, Inc. dated February 1, 2001 is amended by including as a part thereof the following information:

     1. The FEES AND EXPENSES OF THE FUNDS section on Page 17 is hereby changed to read as follows:

             FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. All expense ratios are adjusted for current expenses.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

                                                           Total Annual
                                  Management   Other Fund  Operating
                                  Fees         Expenses    Expenses
                                  -------------------------------------
S&P 500 Index Fund                  .30%         .18%         .48%
S&P MidCap 400 Index Fund           .30%         .30%         .60%*
Russell 2000 Small Cap Index Fund   .35%         .40%         .75%*
Nasdaq-100 Index Fund               .35%         .30%         .65%*
EAFE International Index Fund       .56%         .69%        1.25%*
Total Social Impact Fund            .45%         .30%         .75%*
Balanced Index Fund                 .30%         .30%         .60%*
Lehman Aggregate Bond Index Fund    .30%         .30%         .60%*
Everest Fund                        .64%         .26%         .90%
Bond Fund                           .47%         .25%         .72%
Short-term Government Fund          .45%         .28%         .73%*
Money Market Fund                   .35%         .10%         .45%*

* Total Annual Fund Operating Expenses in excess of 1.25%
  for the EAFE International Index Fund, in excess of .75% for the Russell 2000 Small Cap Index and Total Social
  Impact Funds, in excess of .73% for the Short-term
  Government Fund, in excess of .65% for the Nasdaq-100
  Index Fund, in excess of .60% for the S&P MidCap 400
  Index, Balanced Index and Lehman Aggregate Bond Index
  Funds, and in excess of .45% for the Money Market Fund are paid by the investment adviser.

Example

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 Year  3 Years  5 Years  10 Years
S&P 500 Index Fund                    $49     $154     $269      $605
S&P MidCap 400 Index Fund             $62     $193     $336      $752
Russell 2000 Small Cap Index Fund     $77     $241     $418      $933
Nasdaq-100 Index Fund                 $67     $209     $363      $812
EAFE International Index Fund        $128     $399     $690    $1,518
Total Social Impact Fund              $77     $241     $418      $933
Balanced Index Fund                   $62     $193     $336      $752
Lehman Aggregate Bond Index Fund      $62     $193     $336      $752
Everest Fund                          $92     $288     $500    $1,112
Bond Fund                             $74     $231     $402      $897
Short-term Government Fund            $75     $234     $407      $909
Money Market Fund                     $46     $145     $253      $568

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

     2. The first sentence of the LENDING FUND SECURITIES section on Page 22 is hereby changed to read as follows: All
Funds except the Money Market Fund may lend portfolio securities with a value up to 33 1/3% of its total assets.

     3. The Advisory Fee for the Everest Fund and the Bond Fund set forth in the ADVISORY FEE section on Page 23 is hereby changed to read as follows:

         Everest Fund   .64% of the current value of the net assets.

         Bond Fund      .47% of the current value of the net assets.


SMFI 514APEX

             SUPPLEMENT DATED NOVEMBER 9, 2001
          TO THE PROSPECTUS DATED FEBRUARY 1, 2001
                 SUMMIT MUTUAL FUNDS, INC.


     Effective November 9, 2001, the prospectus for Summit
Mutual Funds, Inc. dated February 1, 2001 is amended by including as a part thereof the following information:

     1. The following paragraph is hereby added at the end of the HIGH YIELD BOND FUND PROFILE Primary Risks section on page
4:

         Nondiversification risk: Under securities laws, the Fund is considered a "nondiversified investment company." The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters. Consequently, the Fund could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company.

     2. The FEES AND EXPENSES OF THE FUNDS section on Page 8 is hereby changed to read as follows:

             FEES AND EXPENSES OF THE FUNDS

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. All expense ratios are adjusted for current expenses.

Annual Fund Operating Expenses (expenses that are deducted from
Fund assets)

                                                       Total Annual
                          Management    Other          Fund Operating
                          Fees          Expenses       Expenses
High Yield Bond Fund         .65%         .75%           1.40%
Emerging Markets Bond Fund   .75%         .85%           1.60%

Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 Year   3 Years   5 Years   10 Years
High Yield Bond Fund          $144     $446        NA        NA
Emerging Markets Bond Fund    $164     $509        NA        NA

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

     3. The first sentence of the LENDING FUND SECURITIES section on Page 12 is hereby changed to read as follows: Each
Fund may lend portfolio securities with a value up to 33 1/3% of its total assets.


SMFI 514APEX
High Yield and
Emerging Markets

                SUPPLEMENT DATED NOVEMBER 9, 2001
               TO THE PROSPECTUS DATED MAY 1, 2001
                   SUMMIT MUTUAL FUNDS, INC.


     Effective November 9, 2001, the prospectus for Summit
Mutual Funds, Inc. dated May 1, 2001 is amended by including as a part thereof the following information:

     1. The PORTFOLIO OPERATING EXPENSES section is hereby changed to read as follows:

               PORTFOLIO OPERATING EXPENSES

This table describes fees and expenses of the Portfolios. All expense ratios are annualized based on the June 30, 2001 semiannual report as adjusted for current expenses.

EXPENSES (as a percentage of average net assets)

                                          Russell 2000
                         S&P MidCap 400   Small Cap        Nasdaq-100
                         Index Portfolio  Index Portfolio  Index Portfolio
	Management Fees               .30%             .35%             .35%
	Other Expenses                .30%             .40%             .30%
                             -----            -----            -----
	Total Operating Expenses*     .60%             .75%             .65%

* Total Operating Expenses in excess of .75% for the Russell
  2000 Small Cap Index Portfolio, in excess of .65% for 	the
  Nasdaq-100 Index Portfolio, and in excess of .60% for the S&P MidCap 400 Index Portfolio are paid by the investment adviser.

EXAMPLE

The table below shows the amount of expenses a Shareholder would pay on a $10,000 investment assuming a 5% annual return.+

                                       1 Year   3 Years   5 Years   10 Years
S&P MidCap 400 Index Portfolio           $62      $193      $336      $752
Russell 2000 Small Cap Index Portfolio   $77      $241      $418      $933
Nasdaq-100 Index Portfolio               $67      $209      $363      $812

The purpose of this table is to help you understand the Fund expenses that you may bear indirectly through your purchase of an insurance contract. THIS TABLE DOES NOT INCLUDE ANY CONTRACT OR VARIABLE ACCOUNT CHARGES. Those charges, along with the Fund's expenses, are contained in the prospectus for your contract.

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

---------------
+ The 5% annual return is a standardized rate prescribed for the purpose of this example and does not represent the past or future return of the Fund.


     2.  The first sentence of the LENDING PORTFOLIO SECURITIES section is hereby changed to read as follows: The S&P MidCap 400 Index, Russell 2000 Small Cap Index and Nasdaq-100 Index Portfolios may lend portfolio securities with a value up to 33 1/3% of its total assets.




SMFI 514-3-PINNACLE

              SUPPLEMENT DATED NOVEMBER 9, 2001
             TO THE PROSPECTUS DATED MAY 1, 2001
                   SUMMIT MUTUAL FUNDS, INC.


     Effective November 9, 2001, the prospectus for Summit
Mutual Funds, Inc. dated May 1, 2001 is amended by including as a part thereof the following information:

     1. The PORTFOLIO OPERATING EXPENSES section on Page 16 is hereby changed to read as follows:

                 PORTFOLIO OPERATING EXPENSES

This table describes fees and expenses of the Portfolios. All expense ratios are annualized based on the June 30, 2001 semiannual report as adjusted for current expenses.

EXPENSES (as a percentage of average net assets)


                                 S&P        Russell
                                 MidCap     2000       Nasdaq-
                      S&P 500    400        Small      100        Balanced
                      Index      Index      Cap        Index      Index      Zenith     Bond
                      Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
-------------------------------------------------------------------------------------------------
Management Fees            .30%       .30%       .35%       .35%       .30%       .64%       .47%
Other Expenses             .21%       .30%       .40%       .30%       .30%       .27%       .41%
                          -----      -----      -----      -----      -----      -----      -----
Total Operating Expenses*  .51%       .60%       .75%       .65%       .60%       .91%       .88%

* Total Operating Expenses in excess of .75% for the Russell 2000 Small Cap Index Portfolio, in excess of .65% for the Nasdaq-100 Index Portfolio, and in excess of .60% for the S&P 500 Index, S&P MidCap 400 Index and Balanced Index Portfolios are paid by the investment adviser.


EXAMPLE

The table below shows the amount of expenses a Shareholder would pay on a $10,000 investment assuming a 5% annual return.+

                                       1 Year   3 Years   5 Years   10 Years
S&P 500 Index Portfolio                  $52     $164       $286       $642
S&P MidCap 400 Index Portfolio           $62     $193       $336       $752
Russell 2000 Small Cap Index Portfolio   $77     $241       $418       $933
Nasdaq-100 Index Portfolio               $67     $209       $363       $812
Balanced Index Portfolio                 $62     $193       $336       $752
Zenith Portfolio                         $93     $291       $506     $1,123
Bond Portfolio                           $90     $282       $490     $1,088

The purpose of this table is to help you understand the Fund expenses that you may bear indirectly through your purchase of an insurance contract. THIS TABLE DOES NOT INCLUDE ANY CONTRACT OR VARIABLE ACCOUNT CHARGES. Those charges, along with the Fund's expenses, are contained in the prospectus for your contract.

This table should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

-----------------
+ The 5% annual return is a standardized rate prescribed for the purpose of this example and does not represent the past or future return of the Fund.


     2. The first sentence of the LENDING PORTFOLIO SECURITIES section on Page 20 is hereby changed to read as follows: Each
Portfolio may lend portfolio securities with a value up to 33
1/3% of its total assets.

     3.  The Advisory Fee for the Zenith Portfolio and the Bond
Portfolio set forth in the ADVISORY FEE section on Page 22 is hereby changed to read as follows:

Zenith Portfolio   .64% of the current value of the net assets.

Bond Portfolio     .47% of the current value of the net assets.


SMFI 514 PINNACLE
UC VA/VUL

              SUPPLEMENT DATED NOVEMBER 9, 2001
          TO THE STATEMENT OF ADDITIONAL INFORMATION
                    DATED FEBRUARY 1, 2001
                   SUMMIT MUTUAL FUNDS, INC.
                      SUMMIT APEX SERIES


     Effective November 9, 2001, the Statement of Additional
Information for Summit Mutual Funds, Inc. dated February 1, 2001 is amended by including as a part thereof the following information:

     At a meeting held on November 9, 2001, the shareholders of Summit Mutual Funds, Inc. ("Company") approved the following actions:

     1. Election of Directors. The shareholders elected the following nine individuals as directors of the Company to serve until their successors are elected and qualified or until death, resignation or removal, if earlier: George M. Callard, M.D., Theodore H. Emmerich, Yvonne L. Gray, Jean Patrice Harrington, S.C., Charles W. McMahon, David C. Phillips, Harry Rossi, Mary
W. Sullivan and Steven R. Sutermeister.

         Mr. Phillips and Ms. Sullivan are new directors of the Company; the other directors were reelected. Mr. Phillips, age 63, whose address is 37 W. Seventh Street, Suite 200, Cincinnati, Ohio 45202, is currently the Co-Founder and Treasurer of Cincinnati Works, Inc. Prior thereto, Mr. Phillips was the CEO of Downtown Cincinnati, Inc. Mr. Phillips is also a former Partner of Arthur Andersen.

         Ms. Sullivan, age 45, whose address is 5932 Muddy Creek
Road, Cincinnati, Ohio 45233, is an attorney with Peck, Shaffer
& Williams, LLP.

     2. Appointment of Independent Accountants. The shareholders ratified the appointment of the firm Deloitte &
Touche, LLP as independent accountants for the Company's current fiscal year.

     3. Authority to Effect Stock Splits or Reverse Stock Splits. The shareholders approved an amendment to the Company's articles of incorporation to permit the board of directors, without further shareholder approval, to effect, from time to time, a stock split or reverse stock split for any or all of the Funds or Portfolios that could affect relative voting power of shares in matters requiring a Company-wide vote.

     4. Elimination of Administrative Responsibilities Enumerated in the Investment Advisory Agreement and the Establishment of a Separate Administrative Services Agreement between the Company and the Adviser. The shareholders approved an amendment to the Investment Advisory Agreement that eliminates certain administrative responsibilities enumerated in the Investment Advisory Agreement for all of the Funds and Portfolios and incorporates them into a separate administrative services agreement between the Company and Summit Investment Partners, Inc. ("Adviser").

     Administrative responsibilities including:
  * preparing, maintaining, analyzing and reporting on the Funds' and Portfolios' expenses,
  *  authorizing payment of Fund and Portfolio expenses,
  *  coordinating completion of annual audits,
  *  drafting semi-annual and annual financial statements,
  *  preparing tax returns,
  *  coordinating Board meetings,
  *  preparing and filing reports to the SEC and states, and
  * coordinating and managing procedures for compliance with federal and state regulations,

are now eliminated from the Investment Advisory Agreement.
Those responsibilities are covered by a separate administrative services agreement between the Company and the Adviser. A separate administrative service fee of 0.10% of average daily net assets on an annual basis, will be imposed for these services, reduced to 0.05% by a twelve-month noncancellable waiver for the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Balanced Index, Lehman Aggregate Bond Index, Total Social Impact and Money Market Funds.

     5. Change in Investment Advisory Fee Schedule for the Everest Fund and the Bond Fund. The shareholders approved an amendment to the Investment Advisory Agreement that changes the investment advisory fee schedule for the Everest Fund and the Bond Fund to an annual fee of 0.64% and 0.47%, respectively, of average daily net assets of the respective Fund at all asset levels.

     6. Increase in Securities Lending Limitation. The shareholders approved an amendment to the fundamental investment restriction regarding the securities lending limitations to permit each of the Funds other than the Money Market Fund to engage in securities lending up to 33 1/3% of the value of its total assets.

     7.  Non-diversified status of the High Yield Bond Fund.
The shareholders approved a change in the status of the High Yield Bond Fund from diversified to non-diversified. As a non-diversified investment company, the High Yield Bond Fund may invest a greater portion of its assets in, and own a greater amount of the voting securities of, a single company than a diversified fund. The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its assets in a single issuer with respect to up to 50% of its total assets as of the end of each of the Fund's tax quarters. Consequently, the Fund could become somewhat riskier because it would have the ability to hold a larger position in a fewer number of securities than if it were a diversified investment company.



SMFI 515 SAI-APEX 11/01 STICKER

             SUPPLEMENT DATED NOVEMBER 9, 2001
         TO THE STATEMENT OF ADDITIONAL INFORMATION
                    DATED MAY 1, 2001
                 SUMMIT MUTUAL FUNDS, INC.
                  SUMMIT PINNACLE SERIES


     Effective November 9, 2001, the Statement of Additional
Information for Summit Mutual Funds, Inc. dated May 1, 2001 is amended by including as a part thereof the following information:

     At a meeting held on November 9, 2001, the shareholders of Summit Mutual Funds, Inc. ("Company") approved the following actions:

     1. Election of Directors. The shareholders elected the following nine individuals as directors of the Company to serve until their successors are elected and qualified or until death, resignation or removal, if earlier: George M. Callard, M.D., Theodore H. Emmerich, Yvonne L. Gray, Jean Patrice Harrington, S.C., Charles W. McMahon, David C. Phillips, Harry Rossi, Mary
W. Sullivan and Steven R. Sutermeister.

         Mr. Phillips and Ms. Sullivan are new directors of the Company; the other directors were reelected. Mr. Phillips, age 63, whose address is 37 W. Seventh Street, Suite 200, Cincinnati, Ohio 45202, is currently the Co-Founder and Treasurer of Cincinnati Works, Inc. Prior thereto, Mr. Phillips was the CEO of Downtown Cincinnati, Inc. Mr. Phillips is also a former Partner of Arthur Andersen.

         Ms. Sullivan, age 45, whose address is 5932 Muddy Creek
Road, Cincinnati, Ohio 45233, is an attorney with Peck, Shaffer
& Williams, LLP.

     2. Appointment of Independent Accountants. The shareholders ratified the appointment of the firm Deloitte &
Touche, LLP as independent accountants for the Company's current fiscal year.

     3. Authority to Effect Stock Splits or Reverse Stock Splits. The shareholders approved an amendment to the Company's articles of incorporation to permit the board of directors, without further shareholder approval, to effect, from time to time, a stock split or reverse stock split for any or all of the Funds or Portfolios that could affect relative voting power of shares in matters requiring a Company-wide vote.

     4. Elimination of Administrative Responsibilities Enumerated in the Investment Advisory Agreement and the Establishment of a Separate Administrative Services Agreement between the Company and the Adviser. The shareholders approved an amendment to the Investment Advisory Agreement that eliminates certain administrative responsibilities enumerated in the Investment Advisory Agreement for all of the Funds and Portfolios and incorporates them into a separate administrative services agreement between the Company and Summit Investment Partners, Inc. ("Adviser").

Administrative responsibilities including:
* preparing, maintaining, analyzing and reporting on the Funds' and Portfolios' expenses,
*  authorizing payment of Fund and Portfolio expenses,
*  coordinating completion of annual audits,
*  drafting semi-annual and annual financial statements,
*  preparing tax returns,
*  coordinating Board meetings,
*  preparing and filing reports to the SEC and states, and
* coordinating and managing procedures for compliance with federal and state regulations,

are now eliminated from the Investment Advisory Agreement.
Those responsibilities are covered by a separate administrative services agreement between the Company and the Adviser. A separate administrative service fee of 0.10% of average daily net assets on an annual basis, will be imposed for these services, reduced to 0.05% by a twelve-month noncancellable waiver for the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, and Balanced Index Portfolios. Also, the Adviser agrees to limit its fee for the Bond Portfolio to the extent that such fee causes the total expense ratio of the portfolio to exceed 0.75%.

     5. Change in Investment Advisory Fee Schedule for the Zenith Portfolio and the Bond Portfolio. The shareholders approved an amendment to the Investment Advisory Agreement that changes the investment advisory fee schedule for the Zenith Portfolio and the Bond Portfolio to an annual fee of 0.64% and 0.47%, respectively, of average daily net assets of the respective Portfolio at all asset levels.

     6. Increase in Securities Lending Limitation. The shareholders approved an amendment to the fundamental investment restriction regarding the securities lending limitations to permit each of the Portfolios to engage in securities lending up to 33 1/3% of the value of its total assets.

     7. Pledging of Assets. The shareholders approved an amendment to the fundamental investment restriction regarding pledging of assets to permit the S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Zenith Portfolio and Bond Portfolio to pledge or mortgage assets in conformance with these Portfolios' fundamental investment restrictions regarding borrowing and reverse repurchase agreements. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.


SMFI 515 Pinnacle 11/01 STICKER